Consolidated Statements of Changes in Equity/(Deficit) (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Foreign currency exchange translation adjustment, tax	¥ 0	$ 0	¥ 0	¥ 0
Cash flow hedging derivatives, tax	¥ 0	$ 0	¥ 0	¥ 0